Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024	Aug. 08, 2024	May 17, 2023	May 16, 2023	Feb. 22, 2023	Jul. 29, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000		500,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued	17,206,342	17,206,342	17,206,342	15,000,000		15,000,000
Common stock, shares outstanding	17,206,342	17,206,342	17,206,342	15,000,000		15,000,000